Produced Content, Net - Estimated Amortization Expense Relating to Existing Produced Content (Details) - Sep. 30, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Film Cost Disclosures [Abstract]
Three months ending December 31, 2024	¥ 701,229	$ 99,924
Year ending December 31, 2025	1,203,471	171,493
Year ending December 31, 2026	795,306	113,330
Year ending December 31, 2027	¥ 621,270	$ 88,530